NEUBERGER&BERMAN
INTERNATIONAL TRUST

      SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 31, 1997, AS AMENDED MAY 22, 1998

I. The section which provides a summary of the features of Neuberger&Berman INTERNATIONAL Trust (page 4) is revised to read as follows:


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INTERNATIONAL TRUST        Broadly diversified        Seeks long-term capital
                           international equity       appreciation by
                           fund.                      investing primarily in
                                                      foreign stocks of any
                                                      capitalization, both in
                                                      developed economies and in
                                                      emerging markets.
                                                      Portfolio manager seeks
                                                      undervalued companies in
                                                      countries with strong
                                                      potential for growth.

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II.  The  fifth  paragraph  in the  section  on  the  Investment  Program  of
     Neuberger&Berman INTERNATIONAL Portfolio (page 8) is revised to read as follows:

INVESTMENT PROGRAM

      The Portfolio invests primarily in equity securities of companies traded on foreign exchanges. The Portfolio may invest in companies of any market capitalization. The strategy of N&B Management is to select attractive investment opportunities outside the United States, allocating the Portfolio's assets among investments in economically mature countries and emerging industrialized countries. The criteria for security selection focus on companies with leadership in specific industries that appear to exhibit positive fundamentals and seem undervalued relative to their earnings potential or the worth of their assets. At least 65% of the Portfolio's total assets normally are invested in equity securities of foreign issuers. The Portfolio may invest more heavily in certain countries than in others. From time to time, the Portfolio may invest a significant portion of its assets in Japan.




The date of this Supplement is September 11, 1998.